Document And Entity Information	Jul. 25, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2022
Entity Registrant Name	CORE LABORATORIES N.V.
Entity Tax Identification Number	00-0000000
Entity Central Index Key	0001000229
Entity Emerging Growth Company	false
Entity File Number	001-14273
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Address Line One	Van Heuven Goedhartlaan 7 B
Entity Address, Address Line Two	1181 LE
Entity Address, City or Town	Amstelveen
Entity Address, Country	NL
Country Region	31
City Area Code	20
Local Phone Number	420-3191
Entity Incorporation, State or Country Code	P7
Entity Address, Postal Zip Code	1181
New york stock exchange [Member]
Document Information [Line Items]
Title of each class	Common Stock (Par Value EUR 0.02)
Trading Symbol	CLB
Name of each exchange on which registered	NYSE
Euronext Amsterdam stock exchange [Member]
Document Information [Line Items]
Title of each class	Common Stock (Par Value EUR 0.02)
Trading Symbol	CLB
Name of each exchange on which registered	NYSEAMER